Shareholders' equity (Details) - Schedule of management proposed dividends to be distributed, considering the anticipation of interest on own capital to its shareholders R$ in Millions, $ in Millions	11 Months Ended		12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Schedule Of Management Proposed Dividends To Be Distributed Considering The Anticipation Of Interest On Own Capital To Its Shareholders Abstract
Net income for the year	R$ 1,398	$ 1,398	R$ 1,220	R$ 1,610	R$ 1,556
Tax incentive reserve			753	709
Base for legal reserve	R$ 1,398	$ 1,398	R$ 467	R$ 901
% Legal reserve	5.00%	5.00%	5.00%	5.00%
Legal reserve for the year	R$ 5	$ 5	R$ 23	R$ 5
Minimum mandatory dividends - 25%	349		111	224
Interest on own capital paid/payable intermediaries (i)	264		43	56	264
Minimum mandatory dividends paid in the form of interest on shareholder´s equity	R$ 85		R$ 68	R$ 168	R$ 85